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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
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Check here if Amendment [_]: Amendment Number:
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   This Amendment (Check only one):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        F.N.B. Investment Advisors, Inc.
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Address:     One F.N.B. Boulevard
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             Hermitage, PA 16148
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Form 13F File Number:  028-14012
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kim Craig
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Address:     CTFA, President and Chief Executive Officer
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Phone:       814-532-3501
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Signature, Place, and Date of Signing:

     /s/ Kim Craig              Johnstown, PA              February 1, 2012
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      (Signature)               (City, State)                  (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers).

List of Other Managers Reporting for this Manager:  First National Trust Company
                                                    532 Main Street
                                                    Johnstown, PA 15901

I am signing this report as required by the Securities Exchange Act of 1934.

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